UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6727

Dominion Funds, Inc.
(Exact name of registrant as specified in charter)

35955 Huntland Farm Road, Middleburg, VA 20117
-----------------------------------------------
(Address of principal executive offices)(Zip code)

Paul Dietrich, 35955 Huntland Farm Road, Middleburg, VA 20117
-------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30
                         -------

Date of reporting period: 07/01/05 --- 12/31/05
                          ---------------------

Item 1. Reports to Stockholders.

                                     [LOGO]
                                 SHEPHERD FUNDS

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2005

SHEPHERD LARGE CAP GROWTH FUND
A SERIES OF DOMINION FUNDS, INC.
--------------------------------------------------------------------------------
                                                                   MARCH 1, 2006

SHEPHERD LARGE CAP GROWTH FUND

Dear Fund Shareholders,

I am pleased to announce that the SHEPHERD FUND increased in value in 2005 by 12.5%. The Shepherd Fund's 12.5% performance was substantially higher than the 4.9% performance of the S&P 500 INDEX FUND including dividends.

Given our policy of only investing in first-rate, ethical companies that meet our conservative Values Based screening process, I am cautiously optimistic that your SHEPHERD FUND will outperform as the economy continues to expand.

Again, if history is a guide, barring any major terrorist attacks or major political or foreign policy disasters, the market should stay strong and we should see a good gain this year.

Until then....

                                            Patience!

                                            Paul Dietrich
                                            President & Chief Investment Officer

P.S.: If you have any questions regarding the Fund, please don't hesitate to call me at 800 416 2053.

Opinions expressed are those of Foxhall Capital Management, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Automatic investment plans do not assure a profit and do not protect against a loss in declining markets.


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                                 SHEPHERD FUNDS

                                TABLE OF CONTENTS

                                                                            Page

EXPENSE EXAMPLE................................................................3

GRAPHICAL REPRESENTATION OF HOLDINGS...........................................4

INVESTMENTS....................................................................5

FINANCIAL STATEMENTS...........................................................6

NOTES.........................................................................10

ADDITIONAL INFORMATION........................................................13

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                                 SHEPHERD FUNDS

                                 EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 through December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. In addition to the sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, Inc., the Funds' transfer agent. Redemption proceeds can be sent via overnight "express" mail (such as Federal Express), if requested, for a $20.00 service charge, or can be sent by wire transfer for a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if this transactional cost were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                Ending           Expenses Paid
                             Beginning      Account Value       During Period*
                           Account Value     December 31,      July 1, 2005 to
                            July 1, 2005         2005         December 31, 2005
--------------------------------------------------------------------------------
Actual                        $1,000.00        $1,124.54            $12.05
--------------------------------------------------------------------------------
Hypothetical (5% return
before expenses)              $1,000.00        $1,013.86            $11.42
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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                                 SHEPHERD FUNDS

                      GRAPHICAL REPRESENTATION OF HOLDINGS

                      Top Ten Holdings and Asset Allocation
--------------------------------------------------------------------------------
                                December 31, 2005
--------------------------------------------------------------------------------
                          (% of Net                                    (% of Net
Top Ten Holdings           Assets)*     Asset Allocation by Sector      Assets)*
--------------------------------------------------------------------------------
Empire Financial Hld.        11.08%     Financial                        33.46%
Saytam Computer               7.33%     Technology                       18.06%
Franklin Resources            5.77%     Basic Materials                  10.92%
Legg Mason, Inc.              5.71%     Capital goods                    10.44%
America Movil ADR             5.65%     Communications Services           5.65%
Sasol Ltd. ADR                5.47%     Energy                            5.43%
Cerner Corp.                  5.45%     Health Care                       5.07%
Schlumberger                  5.43%     Services-Drugs                    4.56%
American International        5.30%     Consumer Cyclical                 4.22%
Nvidia, Corp.                 5.28%     Transportation                    2.40%
                          ---------                                    --------
                             62.47%                                      100.0%
                          =========                                    ========

*     Excludes net liabilities

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                                 SHEPHERD FUNDS

                                   INVESTMENTS

                                December 31, 2005
                                   (unaudited)

(Showing Percentage of Net Assets)
COMMON STOCKS--100.22%
                                                      Shares          Value
                                                    ---------------------------
Basic Materials--10.92%
     Northern Dynasty (a)                               37,500     $    199,500
     Sasol Ltd. ADR                                     10,080     $    359,251
     Universal Forest Products                           2,880     $    159,120
                                                                   ------------
                                                                   $    717,871
Capital goods--10.44%
     Gardner Denver Inc. (a)                             6,985     $    344,361
     Walter Industries, Inc.                             6,875     $    341,825
                                                                   ------------
                                                                   $    686,186
Communications Services--5.65%
     America Movil ADR (a)                              12,695     $    371,456
Consumer Cyclical--4.22%
     Gildan Activewear (a)                               6,480     $    277,668
Energy--5.43%
     Schlumberger                                        3,675     $    357,026
Financial--33.46%
     AG Edwards & Sons, Inc.                             7,405     $    346,998
     American International                              5,110     $    348,655
     Legg Mason, Inc.                                    3,135     $    375,228
     Waterside Capital Co (a)                            5,300     $     20,935
     Empire Financial Hld. (a)(c)                      200,000     $    728,000
     Franklin Resources                                  4,035     $    379,330
                                                                   ------------
                                                                   $  2,199,147
Health Care--5.07%
     Biovail, Corp. (a)                                 14,055     $    333,525
Services-Drugs--4.56%
     CVS Corp.                                          11,340     $    299,603
Technology--18.06%
     Cerner Corp. (a)                                    3,940     $    358,185
     Nvidia, Corp. (a)                                   9,500     $    347,320
     Saytam Computer                                    13,165     $    481,707
                                                                   ------------
                                                                   $  1,187,213
Transportation--2.40%
     Hornbeck Offshore (a)                               4,825     $    157,778
                                                                   ------------
TOTAL COMMON STOCKS (Cost $5,517,983)                              $  6,587,472
                                                                   ============

OTHER ASSETS LESS LIABILITIES - NET-- (0.22)%                        (14,652.38)
                                                                   ------------
NET ASSETS--100.00%                                                $  6,572,820
                                                                   ============

Notes:
      (a)   Presently non-income producing.
      (b)   Each of the above equity securities is common stock.
      (c)   Restricted security

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                                 SHEPHERD FUNDS

                              FINANCIAL STATEMENTS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                       Statement of Assets and Liabilities
                                December 31, 2005
                                   (unaudited)

ASSETS
Investments in securities, at value
(cost of $5,517,982.59)                                            $  6,587,472
Cash                                                                        528
Receivables:                                                                 --
       Dividends                                                          9,502
       Interest                                                             638
                                                                   ------------
   Total Assets                                                       6,598,140
                                                                   ------------

LIABILITIES
Payables
       Investment advisory fee                                           11,426
       Administration fee                                                13,895
                                                                   ------------
     Total Liabilities                                                   25,321
                                                                   ------------
NET ASSETS                                                         $  6,572,820
                                                                   ============
NET ASSETS CONSIST OF:
       Net capital paid in on shares of capital stock              $ 13,271,222
       Undistributed investment loss                                 (2,553,982)
       Undistributed net realized losses                             (5,213,910)
       Net unrealized appreciation                                    1,069,489
                                                                   ------------
NET ASSETS                                                         $  6,572,820
                                                                   ============

CAPITAL SHARES OUTSTANDING
    (200,000,000 authorized shares; $.001  par value)                 1,619,184
                                                                   ============

NET ASSET VALUE PER SHARE                                          $       4.06
                                                                   ============

OFFERING PRICE PER SHARE                                           $       4.26
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

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                                 SHEPHERD FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                             Statement of Operations
                        For the Year Ended June 30, 2005
                                   (unaudited)

Investment Income
       Dividends                                                   $     30,202
       Interest                                                           6,540
                                                                   ------------

    Total investment income                                              36,742
                                                                   ------------

Expenses
       Investment advisory fee                                           33,791
       Administration fee                                                42,239
                                                                   ------------

       Total expenses                                                    76,030
                                                                   ------------

Net Investment Loss                                                     (39,288)
                                                                   ------------

Realized and Unrealized Gain
  on Investments (Note 4)
       Net realized loss on investments                                 (80,355)
       Net change in unrealized appreciation on investments             898,541
                                                                   ------------
       Net realized and unrealized gain on investments                  818,186
                                                                   ------------

Net Increase in Net Assets Resulting from Operations               $    778,898
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

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                                 SHEPHERD FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                       Statement of Changes in Net Assets

                                                         Six months ended    Year Ended
                                                         December 31, 2005    June 30,
                                                            (unaudited)         2005
                                                           ------------     ------------

Increase in Net Assets from Operations
   Net investment loss                                     $    (39,288)    $    (73,167)
   Net realized loss on investments                             (80,355)          32,822
   Net change in unrealized appreciation/(depreciation)
       on  investments                                          898,541          218,730
                                                           ------------     ------------

       Net increase in net assets resulting from
          operations                                            778,898          178,385

Distributions to shareholders                                        --               --
Capital Share Transactions-Net                                 (586,265)       1,211,544
                                                           ------------     ------------

   Total Increase                                               192,633        1,389,929

Net Assets
  Beginning of period                                         6,380,187        4,990,258
                                                           ------------     ------------

  End of period                                            $  6,572,820     $  6,380,187
                                                           ============     ============

   The accompanying notes are an integral part of these financial statements.

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                                 SHEPHERD FUNDS

                              DOMINION FUNDS, INC.
                         SHEPERD LARGE CAP GROWTH FUND.
                              Financial Highlights
         For a share of capital stock outstanding throughout the period

                                       Six months ended                        For the years ended June 30,
                                       December 31, 2005  ----------------------------------------------------------------------
                                          (unaudited)        2005           2004           2003           2002           2001
                                           ----------     ----------     ----------     ----------     ----------     ----------
PER SHARE DATA

Net asset value, beginning of period       $     3.61     $     3.52     $     3.31     $     3.42     $     5.59     $    25.47
                                           ----------     ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment loss                           (0.15)         (0.04)         (0.05)         (0.04)         (0.08)         (0.24)
  Net realized and unrealized
     gain (loss) on investments                  0.60           0.13           0.26          (0.07)         (2.09)         (9.93)
                                           ----------     ----------     ----------     ----------     ----------     ----------

Total from investment operations                 0.45           0.09           0.21          (0.11)         (2.17)        (10.17)

Less distributions                                 --             --             --             --             --          (9.71)
                                           ----------     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period             $     4.06     $     3.61     $     3.52     $     3.31     $     3.42     $     5.59
                                           ==========     ==========     ==========     ==========     ==========     ==========

Total Return (a)                               12.47%          2.56%          6.34%         (3.22)%       (38.82)%       (53.85)%

Ratios and Supplemental Data:
Net assets, end of period (000's)          $    1,055     $    6,380     $    4,990     $    3,739     $    3,615     $    6,994
Ratio of expenses to average net assets         1.13%          2.25%          2.25%          2.25%          2.25%          2.25%
Ratio of net investment loss to average
   net assets                                  (1.16)%        (1.28)%        (1.37)%        (1.33)%        (1.94)%        (2.03)%
Portfolio turnover rate                       159.79%        487.33%        258.84%        235.79%         99.77%         19.96%

(a)   Sales load is not reflected in total return

   The accompanying notes are an integral part of these financial statements.

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                                 SHEPHERD FUNDS

                                      NOTES

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                          Notes to Financial Statements
                                December 31, 2005
                                   (unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Organization: Dominion Funds, Inc. (the "Company") is a diversified regulated investment company and was incorporated in the State of Texas on June 5, 1992. The Company may designate one or more series of common stock; however, at this time the Shepherd Large Cap Growth Fund (the "Fund") is the only series of the Company. The primary investment objective of the Fund is growth of capital. The Fund will invest in a diversified portfolio of common stock of companies that meet the Fund's investment and social criteria. The following is a summary of the Fund's significant accounting policies.

      Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      Distributions to Shareholders: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

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                                 SHEPHERD FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                    Notes to Financial Statements (continued)
                                December 31, 2005
                                   (unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

      Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Reclassifications: In accordance with SOP-93-2, the Fund has recorded a reclassification in the capital accounts. As of June 30, 2005 the Fund has recorded a permanent book/tax differences of $2,513,823, from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from these estimates

2.    INVESTMENT ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT

      The Fund has an investment advisory agreement (the "agreement") with Foxhall Capital Management (the "Advisor"), formerly Nye, Parnell & Emerson Capital Management, Inc. The Advisor provides the Fund with investment advice and recommendations for investments. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%. For the six month period ended December 31, 2005 the Advisor earned advisory fees of $33,791. At December 31, 2005 the Fund owed the Advisor $11,426 in advisory fees.

      The Fund has an administration agreement with Foundation Management, Inc., an affiliate of the Advisor, (the "Administrator"). The Administrator is responsible for the administration of the Fund and overall management of the Fund's business affairs. Under the terms of the administrative agreement, the Fund will pay the Administrator a monthly fee based on the Fund's average daily net assets at the annual rate of 1.25%. For the six month period ended December 31, 2005 the Administrator earned fees of $42,239. At December 31, 2005 the Fund owed the Administrator $13,895 in administrative fees.

      The Fund has adopted a distribution plan (the "Plan"). Under the Plan, if the payment of administration fees by the Fund to the Administrator is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that the Administrator may use its administration fee, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services. For the six-month period ended December 31, 2005 no such payments were made.

      Certain directors and officers of the Fund are also directors and officers of the Advisor and Administrator.

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                                 SHEPHERD FUNDS

                              DOMINION FUNDS, INC.
                         SHEPHERD LARGE CAP GROWTH FUND
                    Notes to Financial Statements (continued)
                                December 31, 2005
                                   (unaudited)

3.    INVESTMENT TRANSACTIONS

      Investment transactions, excluding short-term investments, for the six-month period ended December 31, 2005 were as follows:

      Purchases                          $ 10,966,594
      Proceeds from sales                $ 11,554,003

4.    RESTRICTED SECURITIES

      The Fund may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale. At December 31, 2005 the Fund owned the following restricted securities (constituting 5.17% of net assets) that may not be publicly sold without registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by pricing services or brokers, or if not available, in good faith by or at the direction of the Board of Directors. The Fund owns 200,000 shares of Empire Financial Holding Co that it acquired November 28, 2003 at an acquisition cost of $250,000. The market value at December 31, 2005 is $728,000.

5.    CAPITAL SHARE TRANSACTIONS

      As of December 31, 2005 there were 1,000,000,000 shares of $.001 par value capital stock authorized, of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified. The total par value and paid-in totaled $13,271,222. Transactions in capital stock were as follows:

                                             Six Months Ended
                                            December 31, 2005                  June 30, 2005
                                        Shares           Amount           Shares           Amount
                                     ------------     ------------     ------------     ------------
      Shares sold                         132,427     $    508,437          773,913     $  2,688,938
      Shares issued in
        Reinvestment of dividends              --               --               --               --
      Shares redeemed                    (277,744)      (1,094,702)        (425,142)      (1,477,394)
                                     ------------     ------------     ------------     ------------
      Net increase                       (145,317)    $   (586,265)         348,771     $  1,211,544
                                     ============     ============     ============     ============

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                                 SHEPHERD FUNDS

                             ADDITIONAL INFORMATION

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available without charge, upon request, by calling 1-800-416-2053. The Forms N-Q are also available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

The Fund has adopted proxy voting policies and procedures that delegate to Foxhall Capital Management, Inc., the Fund's investment advisor (the "Advisor"), the authority to vote proxies. A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-800-416-2053. A description of these policies and procedures is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

Proxy Voting Record

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge by calling 1-800-416-2053 or by accessing the SEC's website at http://www.sec.gov.

Statement Regarding Approval of Investment Advisory Contract

On September 2, 2005, the Board of the Directors of the Fund approved the continuance for one additional year of the Fund's investment advisory agreement dated November 1, 1999 (the "Advisory Agreement") with the Advisor.

In connection with such approval, the Board of Directors considered such matters as it considered relevant, including the following:

      1. Paul Dietrich beneficially owns both the Advisor and the administrator of the Fund (the "Administrator"). The Administrator bears Fund expenses other than the advisory fee (and certain extraordinary expenses and certain out of pocket expenses that may be charged to specific shareholders). Through such relationships, Mr. Dietrich has pursued a marketing strategy for the Fund with the intent of both increasing the size of the Fund and the Fund's relative performance. Due to the Fund's small size and the competitive market, this marketing strategy has been an ongoing and slow process. However, the Advisor has been effective in reducing overall net redemptions and in attracting new investment. In addition, in 2005 the Fund outperformed the S&P 500 Index net of Fund fees, which was the index benchmark for the Fund.

      2. Both the Advisor and Administrator are compensated on a percentage of assets basis. The Fund's small size limits the amount of such fees that can be provided, while at the same time the Fund's expenses that must be borne by the Administrator continue to grow, in part due to increased regulation of mutual funds in general, without regard to size. Finding an Advisor willing to take on this role and at the same time keeping the Administrator in place is difficult for a Fund this size.

      3. The extent to which economies of scale would be realized as the Fund grows does not seem relevant, since contract is annually renewable and thus there will be opportunities to reconsider.

      4. Relying on the Morningstar mutual fund database, the fees charged by the Advisor appear to be competitive with other similarly sized mutual funds.

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                                 SHEPHERD FUNDS

A Note on Forward Looking Statements

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor's or portfolio manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

                                     [LOGO]
                                 SHEPHERD FUNDS

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2005

       Investment Advisor                Transfer Agent                     Distributor
       ------------------                --------------                     -----------

Foxhall Capital Management, Inc.       Fund Services, Inc.        Cullum & Burks Securities, Inc.
        1613 Duke Street              8730 Stony Point Pkwy         13355 Noel Road, Suite 1300,
      Alexandria, VA 22314                  Suite 205                    One Galleria Tower
         (800) 416 2053                Richmond, VA 23235                 Dallas, TX 75240
                                         (800) 628 4077                    (972) 755 0270

         Administrator                Independent Auditors                 Legal Counsel
         -------------                --------------------                 -------------

  Foundation Management, Inc.          Sanville & Company         Frederick C. Summers, III, P.C.
    35955 Huntland Farm Road      Certified Public Accountants            Attorney at Law
      Middleburg, VA 20117             1514 Old York Road          8235 Douglas Ave., Suite 1111
         (800) 416 2053                Abington, PA 19001                 Dallas, TX 75225

            Officers                        Directors                        Custodian
            --------                        ---------                        ---------

         Paul Dietrich                    Paul Dietrich               First Southwest Company
      Chairman, President                                             1700 Pacific, Suite 500
                                        Douglas W. Powell                 Dallas, TX 75201

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10. Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) as of the filing date of this report, registrant's principal executive officer and principal financial officer found such disclosure controls and procedures to be effective.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.

By: /S/ Paul Dietrich
   --------------------------
Paul Dietrich, President

Date: March 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Paul Dietrich
   --------------------------
Paul Dietrich, principal executive and principal financial officer

Date: March 2, 2006